PARTICIPATING LOAN INTERESTS - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Participating Loan Interests [Abstract]
Carrying value of embedded derivative	$ 209	$ 146
Interest income	27	32	$ 41
Fair value gains	$ 59	$ 29	$ 88